UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – February 29, 2016

Item 1.  Schedule of Investments.

BAYWOOD SKBA VALUEPLUS FUND SCHEDULE OF INVESTMENTS (Unaudited) FEBRUARY 29, 2016

Shares	Security Description	Value

Common Stock - 93.1%
Basic Materials - 5.2%
500	Albemarle Corp.	$28,110
1,400	Goldcorp, Inc.	20,048
300	LyondellBasell Industries NV, Class A	24,063
700	Weyerhaeuser Co. REIT	18,186
		90,407
Capital Goods / Industrials - 11.1%
100	Caterpillar, Inc.	6,770
600	Eaton Corp. PLC	34,026
400	Packaging Corp. of America	19,400
900	Republic Services, Inc.	41,130
300	Stanley Black & Decker, Inc.	28,203
400	The Boeing Co.	47,272
200	Union Pacific Corp.	15,772
		192,573
Consumer Cyclicals - 4.9%
2,500	Ford Motor Co.	31,275
700	Mattel, Inc.	22,764
400	Target Corp.	31,380
		85,419
Consumer Staples - 9.7%
200	Molson Coors Brewing Co., Class B	17,054
500	PepsiCo, Inc.	48,910
600	The Procter & Gamble Co.	48,174
800	Wal-Mart Stores, Inc.	53,072
		167,210
Energy - 13.4%
1,300	BP PLC, ADR	37,817
75	California Resources Corp.	43
400	Chevron Corp.	33,376
400	Exxon Mobil Corp.	32,060
700	National Oilwell Varco, Inc.	20,489
800	Occidental Petroleum Corp.	55,056
400	Phillips 66	31,756
300	Schlumberger, Ltd.	21,516
		232,113
Financials - 18.3%
1,200	BB&T Corp.	38,592
300	BOK Financial Corp.	14,661
240	Chubb, Ltd.	27,727
500	FNF Group	16,490
1,000	Invesco, Ltd.	26,740
400	JPMorgan Chase & Co.	22,520
500	M&T Bank Corp.	51,275
1,100	MetLife, Inc.	43,516
1,100	U.S. Bancorp	42,372
700	Wells Fargo & Co.	32,844
		316,737
Health Care - 13.1%
800	AbbVie, Inc.	43,688
500	Baxalta, Inc.	19,260
700	Baxter International, Inc.	27,657
300	Becton Dickinson and Co.	44,235
600	Eli Lilly & Co.	43,200
500	HealthSouth Corp.	17,615
300	Johnson & Johnson	31,563
		227,218
Technology - 14.1%
1,800	Cisco Systems, Inc.	47,124
300	Harris Corp.	23,406
200	International Business Machines Corp.	26,206
1,200	Microsoft Corp.	61,056
700	QUALCOMM, Inc.	35,553
600	TE Connectivity, Ltd.	34,152

Shares	Security Description	Value

300	Texas Instruments, Inc.	$15,906
		243,403
Telecommunications - 2.6%
900	Verizon Communications, Inc.	45,657

Utilities - 0.7%
400	Exelon Corp.	12,596

Total Common Stock (Cost $1,656,916)	1,613,333

Money Market Fund - 2.1%
37,189	Federated Government Obligations Fund, 0.19% (a) (Cost $37,189)	37,189

Total Investments - 95.2% (Cost $1,694,105)*	$1,650,522

Other Assets & Liabilities, Net – 4.8%	82,870
Net Assets – 100.0%	$1,733,392

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Variable rate security. Rate presented is as of February 29, 2016.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$101,774
Gross Unrealized Depreciation	(145,357)
Net Unrealized Depreciation	$(43,583)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$1,613,333
Level 2 - Other Significant Observable Inputs	37,189
Level 3 - Significant Unobservable Inputs	-
Total	$1,650,522

The Level 1 value displayed in this table is Common Stock. The Level 2 valued displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 29, 2016.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS (Unaudited) FEBRUARY 29, 2016

Shares	Security Description	Value

Common Stock - 56.2%
Aerospace & Defense - 4.0%
360	Curtiss-Wright Corp.	$25,412
368	General Dynamics Corp.	50,147
7,242	HEICO Corp.	416,488
212	L-3 Communications Holdings, Inc.	24,870
229	Lockheed Martin Corp.	49,416
292	Orbital ATK, Inc.	24,458
285	Rockwell Collins, Inc.	24,958
302	Teledyne Technologies, Inc. (a)	25,724
430	The Boeing Co.	50,817
117	TransDigm Group, Inc. (a)	24,989
		717,279
Airlines - 2.3%
8,721	Spirit Airlines, Inc. (a)	416,428

Apparel, Shoes, etc. - 4.9%
7,419	Michael Kors Holdings, Ltd. (a)	420,286
548	NIKE, Inc., Class B	33,751
5,798	The TJX Cos., Inc.	429,632
		883,669
Auto - 0.2%
2,677	Ford Motor Co.	33,489

Chemicals - 6.5%
16,115	Chemtura Corp. (a)	406,582
9,160	Innospec, Inc.	397,544
4,593	Valspar Corp.	359,356
		1,163,482
Commercial Services - 0.2%
431	Omnicom Group, Inc.	33,536

Diversified Operations - 4.1%
7,575	Crane Co.	371,554
3,628	Honeywell International, Inc.	367,698
		739,252
Electronic Components - 2.1%
4,541	IPG Photonics Corp. (a)	374,451

Financials - 0.1%
378	PayPal Holdings, Inc. (a)	14,417

Food - 7.3%
7,674	Cal-Maine Foods, Inc.	409,638
15,664	Pilgrim's Pride Corp. (a)	382,985
5,737	Sanderson Farms, Inc.	523,559
		1,316,182
Homebuilders - 2.2%
240	NVR, Inc. (a)	392,880

Shares	Security Description	Value

Industrial Distribution - 2.1%
5,562	MSC Industrial Direct Co., Inc.	$387,004

Industrials - 0.4%
1,042	Graco, Inc.	81,609

Internet - 1.9%
29	Alphabet, Inc., Class A (a)	20,799
166	Amazon.com, Inc. (a)	91,718
570	eBay, Inc. (a)	13,566
47	Equinix, Inc. REIT	14,273
141	Expedia, Inc.	14,680
203	Facebook, Inc., Class A (a)	21,705
114	LinkedIn Corp., Class A (a)	13,360
623	Netflix, Inc. (a)	58,194
51	The Priceline Group, Inc. (a)	64,526
225	TripAdvisor, Inc. (a)	14,085
173	VeriSign, Inc. (a)	14,617
		341,523
Machinery - 4.1%
446	Badger Meter, Inc.	29,298
584	EnPro Industries, Inc.	30,298
707	Flowserve Corp.	29,708
392	IDEX Corp.	29,463
4,124	Illinois Tool Works, Inc.	388,687
523	Ingersoll-Rand PLC	29,058
852	ITT Corp.	30,041
560	John Bean Technologies Corp.	29,456
290	Parker Hannifin Corp.	29,348
1,017	Sun Hydraulics Corp.	30,286
565	Tennant Co.	26,295
1,166	The Gorman-Rupp Co.	29,453
628	Woodward Governor Co.	29,485
		740,876
Media - 2.9%
6,775	Scripps Networks Interactive, Inc., Class A	401,351
655	The Walt Disney Co.	62,566
444	Time Warner, Inc.	29,393
1,227	Twenty-First Century Fox, Inc., Class A	33,153
		526,463
Retail - Restaurant - 0.5%
427	McDonald's Corp.	50,040
570	Starbucks Corp.	33,180
		83,220
Retail - Wholesale/Building - 0.5%
465	Lowe's Cos., Inc.	31,401
424	The Home Depot, Inc.	52,627
		84,028

Shares	Security Description	Value

Semiconductor - 2.3%
11,562	Cirrus Logic, Inc. (a)	$407,329

Software - 0.1%
229	Salesforce.com, Inc. (a)	15,515

Telecommunications - 1.6%
16,652	Inteliquent, Inc.	283,417

Telecommunications - Cable - 0.5%
925	Comcast Corp., Class A	53,400
171	Time Warner Cable, Inc.	32,637
		86,037
Tobacco - 2.2%
7,814	Reynolds American, Inc.	394,060

Transportation - Freight - 0.1%
259	United Parcel Service, Inc., Class B	25,006

Transportation - Logistics - 2.8%
6,861	CH Robinson Worldwide, Inc.	479,104
549	Expeditors International of Washington, Inc.	25,133
		504,237
Transportation - Rails - 0.3%
637	Union Pacific Corp.	50,234

Total Common Stock (Cost $10,016,822)	10,095,623

Money Market Fund - 38.8%
6,976,140	Fidelity Institutional Cash Money Market Fund, 0.35% (b) (Cost $6,976,140)	6,976,140

Total Investments - 95.0% (Cost $16,992,962)*	$17,071,763
Other Assets & Liabilities, Net – 5.0%	893,611
Net Assets – 100.0%	$17,965,374

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of February 29, 2016.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$355,535
Gross Unrealized Depreciation	(276,734)
Net Unrealized Appreciation	$78,801

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc.	(189,000)	Australian Dollar	03/03/16	$135,414	$535
	(189,000)	Australian Dollar	03/03/16	135,329	451
	(147,000)	Australian Dollar	03/03/16	101,711	(3,194)
	(147,000)	Australian Dollar	03/03/16	105,733	827
	(126,000)	Australian Dollar	03/03/16	88,206	(1,713)
	(84,000)	Australian Dollar	03/03/16	58,718	(1,228)
	(84,000)	Australian Dollar	03/03/16	58,816	(1,130)
	(63,000)	Australian Dollar	03/03/16	45,068	108
	(63,000)	Australian Dollar	03/03/16	45,352	393
	(63,000)	Australian Dollar	03/03/16	45,963	1,003
	(63,000)	Australian Dollar	03/03/16	43,906	(1,054)
	63,000	Australian Dollar	03/03/16	(45,198)	(239)
	63,000	Australian Dollar	03/03/16	(44,483)	476
	63,000	Australian Dollar	03/03/16	(45,135)	(175)
	63,000	Australian Dollar	03/03/16	(45,451)	(491)
	63,000	Australian Dollar	03/03/16	(45,661)	(702)
	84,000	Australian Dollar	03/03/16	(59,732)	214
	84,000	Australian Dollar	03/03/16	(58,499)	1,447
	84,000	Australian Dollar	03/03/16	(61,191)	(1,245)
	105,000	Australian Dollar	03/03/16	(74,236)	696
	105,000	Australian Dollar	03/03/16	(74,272)	661
	105,000	Australian Dollar	03/03/16	(74,040)	893
	126,000	Australian Dollar	03/03/16	(90,500)	(580)
	210,000	Australian Dollar	03/03/16	(151,213)	(1,348)
	(210,000)	Australian Dollar	06/03/16	150,585	1,344
	(966,000)	Brazilian Real	03/03/16	244,743	4,383
	(294,000)	Brazilian Real	03/03/16	74,261	1,108
	(294,000)	Brazilian Real	03/03/16	73,944	791
	(252,000)	Brazilian Real	03/03/16	61,833	(870)
	(231,000)	Brazilian Real	03/03/16	55,402	(2,075)
	(210,000)	Brazilian Real	03/03/16	53,626	1,374
	(189,000)	Brazilian Real	03/03/16	45,997	(1,030)
	(189,000)	Brazilian Real	03/03/16	46,506	(521)
	(168,000)	Brazilian Real	03/03/16	41,729	(73)
	(126,000)	Brazilian Real	03/03/16	31,077	(275)
	147,000	Brazilian Real	03/03/16	(36,558)	18
	168,000	Brazilian Real	03/03/16	(41,116)	686
	210,000	Brazilian Real	03/03/16	(53,901)	(1,649)
	252,000	Brazilian Real	03/03/16	(61,780)	923
	252,000	Brazilian Real	03/03/16	(63,959)	(1,257)
	252,000	Brazilian Real	03/03/16	(62,161)	542
	273,000	Brazilian Real	03/03/16	(66,716)	1,212

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	1,365,000	Brazilian Real	03/03/16	$(357,714)	$(18,075)
	252,000	Brazilian Real	06/03/16	(62,054)	(982)
	966,000	Brazilian Real	06/03/16	(238,166)	(4,058)
	(1,050,000)	Canadian Dollars	03/03/16	787,656	11,601
	(231,000)	Canadian Dollars	03/03/16	166,609	(4,123)
	(210,000)	Canadian Dollars	03/03/16	151,237	(3,974)
	(147,000)	Canadian Dollars	03/03/16	101,466	(7,182)
	(105,000)	Canadian Dollars	03/03/16	78,579	973
	(105,000)	Canadian Dollars	03/03/16	75,459	(2,147)
	(105,000)	Canadian Dollars	03/03/16	75,503	(2,103)
	(105,000)	Canadian Dollars	03/03/16	76,375	(1,231)
	(84,000)	Canadian Dollars	03/03/16	61,673	(411)
	(84,000)	Canadian Dollars	03/03/16	62,902	818
	(84,000)	Canadian Dollars	03/03/16	60,582	(1,502)
	(42,000)	Canadian Dollars	03/03/16	29,779	(1,263)
	42,000	Canadian Dollars	03/03/16	(31,177)	(135)
	63,000	Canadian Dollars	03/03/16	(46,127)	436
	63,000	Canadian Dollars	03/03/16	(45,237)	1,326
	63,000	Canadian Dollars	03/03/16	(44,536)	2,027
	63,000	Canadian Dollars	03/03/16	(44,712)	1,851
	63,000	Canadian Dollars	03/03/16	(44,308)	2,256
	84,000	Canadian Dollars	03/03/16	(59,724)	2,360
	84,000	Canadian Dollars	03/03/16	(61,151)	933
	84,000	Canadian Dollars	03/03/16	(60,303)	1,781
	84,000	Canadian Dollars	03/03/16	(60,044)	2,040
	84,000	Canadian Dollars	03/03/16	(60,203)	1,881
	105,000	Canadian Dollars	03/03/16	(76,776)	830
	105,000	Canadian Dollars	03/03/16	(78,755)	(1,149)
	105,000	Canadian Dollars	03/03/16	(73,154)	4,452
	105,000	Canadian Dollars	03/03/16	(76,496)	1,109
	105,000	Canadian Dollars	03/03/16	(73,988)	3,618
	126,000	Canadian Dollars	03/03/16	(87,145)	5,981
	126,000	Canadian Dollars	03/03/16	(89,629)	3,498
	126,000	Canadian Dollars	03/03/16	(88,695)	4,432
	147,000	Canadian Dollars	03/03/16	(107,463)	1,185
	147,000	Canadian Dollars	03/03/16	(105,812)	2,836
	168,000	Canadian Dollars	03/03/16	(118,719)	5,449
	210,000	Canadian Dollars	03/03/16	(150,456)	4,755
	(63,000)	Canadian Dollars	06/03/16	46,486	(85)
	84,000	Canadian Dollars	06/03/16	(61,680)	414
	(336,000,000)	Chilean Peso	03/03/16	485,409	3,415
	(126,000,000)	Chilean Peso	03/03/16	171,721	(9,027)
	(84,000,000)	Chilean Peso	03/03/16	117,853	(2,645)
	(63,000,000)	Chilean Peso	03/03/16	85,925	(4,449)
	(63,000,000)	Chilean Peso	03/03/16	89,718	(656)
	(63,000,000)	Chilean Peso	03/03/16	87,306	(3,068)
	(63,000,000)	Chilean Peso	03/03/16	87,288	(3,086)
	(42,000,000)	Chilean Peso	03/03/16	59,326	(923)
	(42,000,000)	Chilean Peso	03/03/16	57,322	(2,927)
	(42,000,000)	Chilean Peso	03/03/16	58,537	(1,713)
	(21,000,000)	Chilean Peso	03/03/16	29,215	(909)
	21,000,000	Chilean Peso	03/03/16	(29,038)	1,087

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	21,000,000	Chilean Peso	03/03/16	$(29,979)	$146
	42,000,000	Chilean Peso	03/03/16	(58,923)	1,327
	42,000,000	Chilean Peso	03/03/16	(58,947)	1,302
	42,000,000	Chilean Peso	03/03/16	(58,741)	1,508
	42,000,000	Chilean Peso	03/03/16	(59,893)	356
	42,000,000	Chilean Peso	03/03/16	(58,602)	1,647
	42,000,000	Chilean Peso	03/03/16	(58,927)	1,323
	42,000,000	Chilean Peso	03/03/16	(58,471)	1,778
	42,000,000	Chilean Peso	03/03/16	(58,427)	1,823
	42,000,000	Chilean Peso	03/03/16	(58,943)	1,306
	42,000,000	Chilean Peso	03/03/16	(58,435)	1,814
	42,000,000	Chilean Peso	03/03/16	(59,549)	700
	42,000,000	Chilean Peso	03/03/16	(59,051)	1,198
	42,000,000	Chilean Peso	03/03/16	(59,159)	1,090
	42,000,000	Chilean Peso	03/03/16	(59,217)	1,032
	63,000,000	Chilean Peso	03/03/16	(89,096)	1,278
	63,000,000	Chilean Peso	03/03/16	(88,322)	2,052
	63,000,000	Chilean Peso	03/03/16	(87,707)	2,667
	63,000,000	Chilean Peso	03/03/16	(88,272)	2,102
	63,000,000	Chilean Peso	03/03/16	(89,147)	1,227
	21,000,000	Chilean Peso	06/03/16	(30,303)	(476)
	336,000,000	Chilean Peso	06/03/16	(480,893)	(3,656)
	(273,000,000)	Colombian Peso	03/03/16	85,849	2,929
	(231,000,000)	Colombian Peso	03/03/16	72,323	2,160
	42,000,000	Colombian Peso	03/03/16	(12,444)	312
	126,000,000	Colombian Peso	03/03/16	(40,645)	(2,375)
	336,000,000	Colombian Peso	03/03/16	(101,357)	697
	(336,000,000)	Colombian Peso	06/03/16	99,993	(632)
	147,000,000	Colombian Peso	06/03/16	(43,299)	1,563
	(10,080,000)	Czechoslovakian Koruna	03/03/16	398,671	(6,495)
	(2,730,000)	Czechoslovakian Koruna	03/03/16	111,104	1,372
	(1,890,000)	Czechoslovakian Koruna	03/03/16	76,348	380
	(1,890,000)	Czechoslovakian Koruna	03/03/16	76,720	751
	(1,680,000)	Czechoslovakian Koruna	03/03/16	68,099	571
	(1,680,000)	Czechoslovakian Koruna	03/03/16	68,497	969
	(1,470,000)	Czechoslovakian Koruna	03/03/16	59,490	403
	(1,470,000)	Czechoslovakian Koruna	03/03/16	59,739	652
	(1,470,000)	Czechoslovakian Koruna	03/03/16	57,833	(1,254)
	(1,260,000)	Czechoslovakian Koruna	03/03/16	50,992	346
	(1,260,000)	Czechoslovakian Koruna	03/03/16	49,732	(914)
	(1,260,000)	Czechoslovakian Koruna	03/03/16	51,255	609
	(1,260,000)	Czechoslovakian Koruna	03/03/16	51,745	1,100
	1,260,000	Czechoslovakian Koruna	03/03/16	(51,567)	(922)
	1,260,000	Czechoslovakian Koruna	03/03/16	(50,480)	166
	1,260,000	Czechoslovakian Koruna	03/03/16	(50,970)	(324)
	1,260,000	Czechoslovakian Koruna	03/03/16	(50,972)	(326)
	1,470,000	Czechoslovakian Koruna	03/03/16	(59,934)	(847)
	1,470,000	Czechoslovakian Koruna	03/03/16	(59,212)	(125)
	1,470,000	Czechoslovakian Koruna	03/03/16	(59,062)	25
	1,470,000	Czechoslovakian Koruna	03/03/16	(59,416)	(329)
	1,470,000	Czechoslovakian Koruna	03/03/16	(59,107)	(21)
	1,470,000	Czechoslovakian Koruna	03/03/16	(59,314)	(227)
	1,890,000	Czechoslovakian Koruna	03/03/16	(78,285)	(2,317)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	1,890,000	Czechoslovakian Koruna	03/03/16	$(77,152)	$(1,184)
	2,520,000	Czechoslovakian Koruna	03/03/16	(101,741)	(449)
	2,940,000	Czechoslovakian Koruna	03/03/16	(118,990)	(816)
	3,150,000	Czechoslovakian Koruna	03/03/16	(128,349)	(1,734)
	3,150,000	Czechoslovakian Koruna	03/03/16	(127,530)	(916)
	(1,260,000)	Czechoslovakian Koruna	06/03/16	51,402	613
	(105,000)	European Union Euro	03/03/16	116,810	2,575
	(105,000)	European Union Euro	03/03/16	114,308	73
	(84,000)	European Union Euro	03/03/16	91,746	358
	(63,000)	European Union Euro	03/03/16	70,041	1,500
	(63,000)	European Union Euro	03/03/16	68,544	3
	(63,000)	European Union Euro	03/03/16	70,557	2,015
	(63,000)	European Union Euro	03/03/16	67,055	(1,487)
	(63,000)	European Union Euro	03/03/16	70,498	1,957
	(42,000)	European Union Euro	03/03/16	45,889	195
	(42,000)	European Union Euro	03/03/16	44,816	(878)
	(42,000)	European Union Euro	03/03/16	45,700	6
	(42,000)	European Union Euro	03/03/16	45,777	83
	21,000	European Union Euro	03/03/16	(23,125)	(278)
	42,000	European Union Euro	03/03/16	(46,131)	(437)
	42,000	European Union Euro	03/03/16	(45,828)	(134)
	42,000	European Union Euro	03/03/16	(47,315)	(1,620)
	42,000	European Union Euro	03/03/16	(47,356)	(1,662)
	42,000	European Union Euro	03/03/16	(45,235)	459
	84,000	European Union Euro	03/03/16	(92,284)	(896)
	105,000	European Union Euro	03/03/16	(115,540)	(1,304)
	105,000	European Union Euro	03/03/16	(114,192)	43
	105,000	European Union Euro	03/03/16	(115,705)	(1,469)
	147,000	European Union Euro	03/03/16	(160,426)	(497)
	(42,000)	European Union Euro	06/03/16	46,380	548
	(21,000)	European Union Euro	06/03/16	23,190	274
	(81,900,000)	Hungarian Forint	03/03/16	290,033	2,751
	(35,700,000)	Hungarian Forint	03/03/16	121,627	(3,599)
	(16,800,000)	Hungarian Forint	03/03/16	59,321	391
	(14,700,000)	Hungarian Forint	03/03/16	52,055	492
	(12,600,000)	Hungarian Forint	03/03/16	45,114	916
	12,600,000	Hungarian Forint	03/03/16	(43,487)	711
	12,600,000	Hungarian Forint	03/03/16	(45,081)	(883)
	12,600,000	Hungarian Forint	03/03/16	(43,364)	833
	12,600,000	Hungarian Forint	03/03/16	(45,300)	(1,102)
	14,700,000	Hungarian Forint	03/03/16	(53,356)	(1,792)
	14,700,000	Hungarian Forint	03/03/16	(50,897)	667
	14,700,000	Hungarian Forint	03/03/16	(51,091)	472
	14,700,000	Hungarian Forint	03/03/16	(50,953)	610
	14,700,000	Hungarian Forint	03/03/16	(51,682)	(118)
	16,800,000	Hungarian Forint	03/03/16	(58,275)	655
	21,000,000	Hungarian Forint	03/03/16	(71,504)	2,159
	(23,100,000)	Hungarian Forint	06/03/16	80,842	(174)
	81,900,000	Hungarian Forint	06/03/16	(289,896)	(2,785)
	(12,600,000)	Indian Rupee	03/03/16	185,567	1,262
	(10,500,000)	Indian Rupee	03/03/16	154,389	802
	(8,400,000)	Indian Rupee	03/03/16	122,200	(670)
	(6,300,000)	Indian Rupee	03/03/16	92,948	795

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	(6,300,000)	Indian Rupee	03/03/16	$93,541	$1,389
	(6,300,000)	Indian Rupee	03/03/16	92,025	(128)
	(4,200,000)	Indian Rupee	03/03/16	61,593	158
	(4,200,000)	Indian Rupee	03/03/16	61,359	(76)
	(4,200,000)	Indian Rupee	03/03/16	61,656	221
	(4,200,000)	Indian Rupee	03/03/16	61,341	(94)
	(4,200,000)	Indian Rupee	03/03/16	61,656	221
	(4,200,000)	Indian Rupee	03/03/16	61,901	466
	(4,200,000)	Indian Rupee	03/03/16	61,278	(157)
	(4,200,000)	Indian Rupee	03/03/16	62,103	668
	(4,200,000)	Indian Rupee	03/03/16	61,756	321
	(2,100,000)	Indian Rupee	03/03/16	30,832	115
	(2,100,000)	Indian Rupee	03/03/16	30,778	61
	(2,100,000)	Indian Rupee	03/03/16	31,056	338
	4,200,000	Indian Rupee	03/03/16	(63,044)	(1,609)
	4,200,000	Indian Rupee	03/03/16	(62,259)	(824)
	4,200,000	Indian Rupee	03/03/16	(62,790)	(1,355)
	4,200,000	Indian Rupee	03/03/16	(62,771)	(1,336)
	29,400,000	Indian Rupee	03/03/16	(436,720)	(6,676)
	48,300,000	Indian Rupee	03/03/16	(700,813)	5,689
	(48,300,000)	Indian Rupee	06/03/16	689,016	(7,019)
	(7,560,000,000)	Indonesian Rupiah	03/03/16	562,500	(2,595)
	(2,520,000,000)	Indonesian Rupiah	03/03/16	174,310	(14,055)
	(1,470,000,000)	Indonesian Rupiah	03/03/16	101,031	(8,849)
	(1,050,000,000)	Indonesian Rupiah	03/03/16	77,548	(937)
	(630,000,000)	Indonesian Rupiah	03/03/16	46,945	(146)
	(630,000,000)	Indonesian Rupiah	03/03/16	44,025	(3,066)
	840,000,000	Indonesian Rupiah	03/03/16	(60,000)	2,788
	1,470,000,000	Indonesian Rupiah	03/03/16	(105,946)	3,934
	1,470,000,000	Indonesian Rupiah	03/03/16	(105,528)	4,352
	2,100,000,000	Indonesian Rupiah	03/03/16	(151,297)	5,674
	7,980,000,000	Indonesian Rupiah	03/03/16	(570,611)	25,878
	7,560,000,000	Indonesian Rupiah	06/03/16	(552,228)	2,631
	(29,400,000)	Japanese Yen	03/03/16	240,546	(20,226)
	(25,200,000)	Japanese Yen	03/03/16	223,515	(4)
	(21,000,000)	Japanese Yen	03/03/16	176,037	(10,228)
	(18,900,000)	Japanese Yen	03/03/16	156,663	(10,976)
	(10,500,000)	Japanese Yen	03/03/16	89,332	(3,801)
	(10,500,000)	Japanese Yen	03/03/16	93,727	594
	(8,400,000)	Japanese Yen	03/03/16	73,430	(1,077)
	(8,400,000)	Japanese Yen	03/03/16	69,280	(5,227)
	(8,400,000)	Japanese Yen	03/03/16	75,118	611
	(8,400,000)	Japanese Yen	03/03/16	68,198	(6,308)
	(6,300,000)	Japanese Yen	03/03/16	53,949	(1,930)
	(6,300,000)	Japanese Yen	03/03/16	52,397	(3,482)
	(4,200,000)	Japanese Yen	03/03/16	34,697	(2,556)
	4,200,000	Japanese Yen	03/03/16	(35,562)	1,691
	6,300,000	Japanese Yen	03/03/16	(53,738)	2,141
	6,300,000	Japanese Yen	03/03/16	(52,267)	3,613
	6,300,000	Japanese Yen	03/03/16	(53,160)	2,720
	6,300,000	Japanese Yen	03/03/16	(53,612)	2,268
	6,300,000	Japanese Yen	03/03/16	(53,579)	2,300
	6,300,000	Japanese Yen	03/03/16	(52,014)	3,866

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	8,400,000	Japanese Yen	03/03/16	$(68,643)	$5,864
	8,400,000	Japanese Yen	03/03/16	(71,336)	3,170
	8,400,000	Japanese Yen	03/03/16	(73,107)	1,399
	8,400,000	Japanese Yen	03/03/16	(69,315)	5,191
	10,500,000	Japanese Yen	03/03/16	(88,273)	4,860
	10,500,000	Japanese Yen	03/03/16	(93,161)	(29)
	10,500,000	Japanese Yen	03/03/16	(88,959)	4,174
	12,600,000	Japanese Yen	03/03/16	(103,637)	8,122
	12,600,000	Japanese Yen	03/03/16	(104,309)	7,450
	16,800,000	Japanese Yen	03/03/16	(142,099)	6,913
	16,800,000	Japanese Yen	03/03/16	(147,527)	1,485
	6,300,000	Japanese Yen	06/03/16	(55,908)	134
	6,300,000	Japanese Yen	06/03/16	(56,178)	(137)
	25,200,000	Japanese Yen	06/03/16	(224,150)	15
	(4,200,000)	Mexican Peso	03/03/16	231,130	(466)
	(1,470,000)	Mexican Peso	03/03/16	85,814	4,756
	(1,470,000)	Mexican Peso	03/03/16	78,924	(2,135)
	(1,260,000)	Mexican Peso	03/03/16	72,299	2,820
	(1,260,000)	Mexican Peso	03/03/16	72,610	3,132
	(1,260,000)	Mexican Peso	03/03/16	73,788	4,309
	(1,260,000)	Mexican Peso	03/03/16	67,922	(1,557)
	(1,050,000)	Mexican Peso	03/03/16	60,341	2,442
	(1,050,000)	Mexican Peso	03/03/16	62,228	4,329
	(1,050,000)	Mexican Peso	03/03/16	60,665	2,766
	(840,000)	Mexican Peso	03/03/16	45,212	(1,107)
	(840,000)	Mexican Peso	03/03/16	48,987	2,668
	(840,000)	Mexican Peso	03/03/16	45,267	(1,053)
	(840,000)	Mexican Peso	03/03/16	49,867	3,548
	(840,000)	Mexican Peso	03/03/16	48,296	1,977
	630,000	Mexican Peso	03/03/16	(36,771)	(2,032)
	840,000	Mexican Peso	03/03/16	(50,440)	(4,121)
	840,000	Mexican Peso	03/03/16	(44,699)	1,620
	840,000	Mexican Peso	03/03/16	(46,414)	(95)
	840,000	Mexican Peso	03/03/16	(47,000)	(681)
	840,000	Mexican Peso	03/03/16	(50,364)	(4,045)
	1,050,000	Mexican Peso	03/03/16	(56,292)	1,607
	1,050,000	Mexican Peso	03/03/16	(59,897)	(1,998)
	1,050,000	Mexican Peso	03/03/16	(57,110)	789
	1,050,000	Mexican Peso	03/03/16	(57,364)	535
	1,260,000	Mexican Peso	03/03/16	(69,529)	(50)
	1,260,000	Mexican Peso	03/03/16	(69,037)	442
	1,260,000	Mexican Peso	03/03/16	(70,606)	(1,127)
	1,260,000	Mexican Peso	03/03/16	(75,523)	(6,044)
	1,680,000	Mexican Peso	03/03/16	(91,786)	853
	1,890,000	Mexican Peso	03/03/16	(114,210)	(9,991)
	1,890,000	Mexican Peso	03/03/16	(104,676)	(458)
	840,000	Mexican Peso	06/03/16	(46,005)	(38)
	840,000	Mexican Peso	06/03/16	(45,795)	758
	4,200,000	Mexican Peso	06/03/16	(229,412)	424
	(378,000)	New Romanian Lei	03/03/16	93,322	1,226
	(336,000)	New Romanian Lei	03/03/16	80,406	(1,457)
	(210,000)	New Romanian Lei	03/03/16	50,030	(1,135)
	(189,000)	New Romanian Lei	03/03/16	44,702	(1,346)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	168,000	New Romanian Lei	03/03/16	$(40,400)	$532
	189,000	New Romanian Lei	03/03/16	(45,732)	316
	210,000	New Romanian Lei	03/03/16	(50,749)	415
	231,000	New Romanian Lei	03/03/16	(56,868)	(587)
	315,000	New Romanian Lei	03/03/16	(78,269)	(1,522)
	189,000	New Romanian Lei	06/03/16	(46,684)	(584)
	378,000	New Romanian Lei	06/03/16	(93,409)	(1,209)
	(20,160,000)	New Taiwan Dollar	03/03/16	619,736	14,029
	(3,360,000)	New Taiwan Dollar	03/03/16	102,283	1,332
	(2,520,000)	New Taiwan Dollar	03/03/16	75,630	(83)
	(2,520,000)	New Taiwan Dollar	03/03/16	75,858	145
	(2,310,000)	New Taiwan Dollar	03/03/16	68,852	(551)
	(2,310,000)	New Taiwan Dollar	03/03/16	70,277	873
	(2,310,000)	New Taiwan Dollar	03/03/16	70,707	1,303
	(2,310,000)	New Taiwan Dollar	03/03/16	70,223	820
	(1,890,000)	New Taiwan Dollar	03/03/16	57,473	688
	(1,890,000)	New Taiwan Dollar	03/03/16	57,490	706
	(1,680,000)	New Taiwan Dollar	03/03/16	50,894	418
	(1,680,000)	New Taiwan Dollar	03/03/16	51,142	666
	(1,680,000)	New Taiwan Dollar	03/03/16	49,952	(523)
	(1,470,000)	New Taiwan Dollar	03/03/16	44,600	433
	(1,470,000)	New Taiwan Dollar	03/03/16	44,968	802
	1,260,000	New Taiwan Dollar	03/03/16	(37,849)	7
	1,470,000	New Taiwan Dollar	03/03/16	(44,566)	(400)
	1,680,000	New Taiwan Dollar	03/03/16	(50,940)	(464)
	1,680,000	New Taiwan Dollar	03/03/16	(49,689)	786
	1,680,000	New Taiwan Dollar	03/03/16	(51,240)	(764)
	2,310,000	New Taiwan Dollar	03/03/16	(70,675)	(1,271)
	2,310,000	New Taiwan Dollar	03/03/16	(69,058)	346
	2,730,000	New Taiwan Dollar	03/03/16	(84,039)	(2,016)
	2,730,000	New Taiwan Dollar	03/03/16	(80,721)	1,301
	2,940,000	New Taiwan Dollar	03/03/16	(89,226)	(894)
	3,360,000	New Taiwan Dollar	03/03/16	(101,327)	(376)
	5,040,000	New Taiwan Dollar	03/03/16	(153,029)	(1,602)
	5,670,000	New Taiwan Dollar	03/03/16	(172,157)	(1,802)
	14,700,000	New Taiwan Dollar	03/03/16	(442,771)	(1,110)
	(14,700,000)	New Taiwan Dollar	06/03/16	440,120	574
	(1,470,000)	New Taiwan Dollar	06/03/16	44,012	57
	(2,499,000)	New Turkish Lira	03/03/16	851,448	9,407
	(315,000)	New Turkish Lira	03/03/16	104,144	(1,995)
	(273,000)	New Turkish Lira	03/03/16	89,420	(2,567)
	(252,000)	New Turkish Lira	03/03/16	82,168	(2,744)
	(210,000)	New Turkish Lira	03/03/16	69,225	(1,535)
	(168,000)	New Turkish Lira	03/03/16	55,363	(1,244)
	(168,000)	New Turkish Lira	03/03/16	56,385	(222)
	(126,000)	New Turkish Lira	03/03/16	42,218	(238)
	(126,000)	New Turkish Lira	03/03/16	41,591	(865)
	(126,000)	New Turkish Lira	03/03/16	40,986	(1,470)
	(105,000)	New Turkish Lira	03/03/16	35,042	(338)
	105,000	New Turkish Lira	03/03/16	(35,504)	(124)
	126,000	New Turkish Lira	03/03/16	(42,506)	(50)
	147,000	New Turkish Lira	03/03/16	(49,671)	(139)
	147,000	New Turkish Lira	03/03/16	(48,976)	556

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	147,000	New Turkish Lira	03/03/16	$(49,253)	$279
	210,000	New Turkish Lira	03/03/16	(70,025)	735
	210,000	New Turkish Lira	03/03/16	(69,575)	1,184
	252,000	New Turkish Lira	03/03/16	(84,151)	760
	273,000	New Turkish Lira	03/03/16	(89,646)	2,341
	441,000	New Turkish Lira	03/03/16	(148,695)	(100)
	2,310,000	New Turkish Lira	03/03/16	(783,197)	(4,840)
	2,499,000	New Turkish Lira	06/03/16	(829,847)	(9,688)
	(168,000)	New Zealand Dollar	03/03/16	108,621	(2,053)
	(147,000)	New Zealand Dollar	03/03/16	95,992	(848)
	(126,000)	New Zealand Dollar	03/03/16	82,127	(879)
	(126,000)	New Zealand Dollar	03/03/16	81,021	(1,985)
	(84,000)	New Zealand Dollar	03/03/16	56,367	1,030
	(84,000)	New Zealand Dollar	03/03/16	55,684	347
	(84,000)	New Zealand Dollar	03/03/16	53,293	(2,044)
	(84,000)	New Zealand Dollar	03/03/16	55,948	611
	(84,000)	New Zealand Dollar	03/03/16	54,025	(1,312)
	(63,000)	New Zealand Dollar	03/03/16	42,071	569
	(63,000)	New Zealand Dollar	03/03/16	40,966	(537)
	(63,000)	New Zealand Dollar	03/03/16	41,475	(27)
	(63,000)	New Zealand Dollar	03/03/16	41,571	68
	63,000	New Zealand Dollar	03/03/16	(42,935)	(1,432)
	63,000	New Zealand Dollar	03/03/16	(42,912)	(1,410)
	84,000	New Zealand Dollar	03/03/16	(56,389)	(1,052)
	84,000	New Zealand Dollar	03/03/16	(54,537)	800
	84,000	New Zealand Dollar	03/03/16	(55,552)	(215)
	84,000	New Zealand Dollar	03/03/16	(56,312)	(975)
	105,000	New Zealand Dollar	03/03/16	(69,430)	(259)
	105,000	New Zealand Dollar	03/03/16	(68,553)	618
	126,000	New Zealand Dollar	03/03/16	(83,199)	(194)
	126,000	New Zealand Dollar	03/03/16	(81,867)	1,138
	147,000	New Zealand Dollar	03/03/16	(97,714)	(874)
	168,000	New Zealand Dollar	03/03/16	(111,044)	(370)
	(630,000)	Norwegian Krone	03/03/16	73,199	808
	(630,000)	Norwegian Krone	03/03/16	73,358	967
	(630,000)	Norwegian Krone	03/03/16	73,751	1,359
	(630,000)	Norwegian Krone	03/03/16	72,214	(178)
	(630,000)	Norwegian Krone	03/03/16	73,364	972
	(420,000)	Norwegian Krone	03/03/16	48,208	(53)
	(420,000)	Norwegian Krone	03/03/16	48,680	419
	(420,000)	Norwegian Krone	03/03/16	48,291	30
	(210,000)	Norwegian Krone	03/03/16	24,245	114
	420,000	Norwegian Krone	03/03/16	(48,268)	(7)
	630,000	Norwegian Krone	03/03/16	(71,254)	1,137
	630,000	Norwegian Krone	03/03/16	(72,855)	(464)
	840,000	Norwegian Krone	03/03/16	(94,552)	1,970
	2,100,000	Norwegian Krone	03/03/16	(242,532)	(1,227)
	(2,100,000)	Norwegian Krone	06/03/16	242,404	1,200
	(462,000)	Peruvian Inti	03/03/16	134,420	3,098
	(210,000)	Peruvian Inti	03/03/16	59,448	(243)
	147,000	Peruvian Inti	03/03/16	(42,241)	(457)
	147,000	Peruvian Inti	03/03/16	(41,916)	(132)
	168,000	Peruvian Inti	03/03/16	(47,795)	(42)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	210,000	Peruvian Inti	03/03/16	$(59,761)	$(70)
	210,000	Peruvian Inti	06/03/16	(58,684)	229
	(9,450,000)	Philippines Peso	03/03/16	196,058	(3,283)
	(7,140,000)	Philippines Peso	03/03/16	149,154	(1,459)
	(5,880,000)	Philippines Peso	03/03/16	121,613	(2,421)
	(5,670,000)	Philippines Peso	03/03/16	118,793	(811)
	(4,620,000)	Philippines Peso	03/03/16	96,330	(1,125)
	(4,200,000)	Philippines Peso	03/03/16	87,958	(638)
	(3,990,000)	Philippines Peso	03/03/16	82,849	(1,317)
	(3,780,000)	Philippines Peso	03/03/16	79,030	(707)
	(3,780,000)	Philippines Peso	03/03/16	78,326	(1,411)
	(3,570,000)	Philippines Peso	03/03/16	74,468	(839)
	(3,360,000)	Philippines Peso	03/03/16	70,514	(363)
	(3,360,000)	Philippines Peso	03/03/16	70,470	(407)
	(2,730,000)	Philippines Peso	03/03/16	56,881	(706)
	(2,730,000)	Philippines Peso	03/03/16	56,370	(1,217)
	(2,520,000)	Philippines Peso	03/03/16	52,577	(581)
	(2,520,000)	Philippines Peso	03/03/16	52,986	(172)
	(1,890,000)	Philippines Peso	03/03/16	39,631	(237)
	840,000	Philippines Peso	03/03/16	(17,725)	(6)
	2,100,000	Philippines Peso	03/03/16	(44,304)	(6)
	2,100,000	Philippines Peso	03/03/16	(44,108)	190
	2,310,000	Philippines Peso	03/03/16	(48,678)	50
	2,520,000	Philippines Peso	03/03/16	(52,963)	194
	2,730,000	Philippines Peso	03/03/16	(57,668)	(81)
	2,730,000	Philippines Peso	03/03/16	(57,498)	90
	2,940,000	Philippines Peso	03/03/16	(61,908)	109
	3,360,000	Philippines Peso	03/03/16	(70,864)	13
	3,360,000	Philippines Peso	03/03/16	(70,559)	318
	3,570,000	Philippines Peso	03/03/16	(74,953)	354
	3,780,000	Philippines Peso	03/03/16	(79,295)	441
	3,780,000	Philippines Peso	03/03/16	(79,529)	208
	4,830,000	Philippines Peso	03/03/16	(102,049)	(164)
	5,250,000	Philippines Peso	03/03/16	(111,276)	(531)
	5,460,000	Philippines Peso	03/03/16	(115,141)	34
	5,670,000	Philippines Peso	03/03/16	(119,444)	161
	6,090,000	Philippines Peso	03/03/16	(128,862)	(397)
	7,770,000	Philippines Peso	03/03/16	(163,167)	736
	(7,770,000)	Philippines Peso	06/03/16	161,707	(665)
	3,570,000	Philippines Peso	06/03/16	(74,546)	57
	(336,000)	Polish Zloty	03/03/16	84,876	765
	(315,000)	Polish Zloty	03/03/16	77,981	(873)
	(315,000)	Polish Zloty	03/03/16	78,272	(582)
	(294,000)	Polish Zloty	03/03/16	71,743	(1,854)
	(294,000)	Polish Zloty	03/03/16	71,132	(2,465)
	(252,000)	Polish Zloty	03/03/16	62,791	(292)
	(231,000)	Polish Zloty	03/03/16	57,121	(705)
	(231,000)	Polish Zloty	03/03/16	57,605	(222)
	(231,000)	Polish Zloty	03/03/16	56,319	(1,507)
	(210,000)	Polish Zloty	03/03/16	52,978	409
	(210,000)	Polish Zloty	03/03/16	52,205	(364)
	(210,000)	Polish Zloty	03/03/16	51,014	(1,555)
	(210,000)	Polish Zloty	03/03/16	51,669	(901)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	(189,000)	Polish Zloty	03/03/16	$46,788	$(525)
	(189,000)	Polish Zloty	03/03/16	47,144	(168)
	(189,000)	Polish Zloty	03/03/16	46,864	(448)
	147,000	Polish Zloty	03/03/16	(36,630)	168
	168,000	Polish Zloty	03/03/16	(42,378)	(322)
	168,000	Polish Zloty	03/03/16	(42,521)	(465)
	189,000	Polish Zloty	03/03/16	(47,748)	(436)
	189,000	Polish Zloty	03/03/16	(47,281)	31
	189,000	Polish Zloty	03/03/16	(48,640)	(1,328)
	189,000	Polish Zloty	03/03/16	(47,439)	(126)
	210,000	Polish Zloty	03/03/16	(53,166)	(596)
	231,000	Polish Zloty	03/03/16	(59,647)	(1,821)
	231,000	Polish Zloty	03/03/16	(58,547)	(721)
	231,000	Polish Zloty	03/03/16	(58,658)	(832)
	252,000	Polish Zloty	03/03/16	(64,935)	(1,852)
	252,000	Polish Zloty	03/03/16	(63,536)	(453)
	273,000	Polish Zloty	03/03/16	(69,147)	(807)
	273,000	Polish Zloty	03/03/16	(67,578)	762
	273,000	Polish Zloty	03/03/16	(67,801)	539
	441,000	Polish Zloty	03/03/16	(109,113)	1,283
	210,000	Polish Zloty	06/03/16	(52,978)	(444)
	336,000	Polish Zloty	06/03/16	(84,807)	(751)
	(105,000)	Pounds Sterling	03/03/16	158,143	11,997
	(84,000)	Pounds Sterling	03/03/16	126,381	9,464
	(63,000)	Pounds Sterling	03/03/16	90,100	2,412
	(63,000)	Pounds Sterling	03/03/16	93,908	6,220
	(63,000)	Pounds Sterling	03/03/16	92,964	5,277
	(63,000)	Pounds Sterling	03/03/16	90,268	2,580
	(42,000)	Pounds Sterling	03/03/16	63,369	4,910
	(42,000)	Pounds Sterling	03/03/16	63,119	4,660
	(42,000)	Pounds Sterling	03/03/16	62,843	4,385
	(42,000)	Pounds Sterling	03/03/16	63,026	4,567
	(42,000)	Pounds Sterling	03/03/16	61,124	2,666
	(42,000)	Pounds Sterling	03/03/16	59,804	1,346
	(42,000)	Pounds Sterling	03/03/16	62,627	4,169
	(42,000)	Pounds Sterling	03/03/16	59,858	1,400
	(42,000)	Pounds Sterling	03/03/16	62,287	3,829
	(42,000)	Pounds Sterling	03/03/16	60,369	1,911
	(21,000)	Pounds Sterling	03/03/16	30,012	783
	(21,000)	Pounds Sterling	03/03/16	30,469	1,240
	(21,000)	Pounds Sterling	03/03/16	30,627	1,398
	21,000	Pounds Sterling	03/03/16	(30,289)	(1,060)
	42,000	Pounds Sterling	03/03/16	(63,636)	(5,178)
	42,000	Pounds Sterling	03/03/16	(60,554)	(2,095)
	42,000	Pounds Sterling	03/03/16	(63,701)	(5,243)
	42,000	Pounds Sterling	03/03/16	(62,473)	(4,014)
	42,000	Pounds Sterling	03/03/16	(59,279)	(820)
	42,000	Pounds Sterling	03/03/16	(63,487)	(5,028)
	42,000	Pounds Sterling	03/03/16	(60,942)	(2,483)
	42,000	Pounds Sterling	03/03/16	(62,657)	(4,199)
	42,000	Pounds Sterling	03/03/16	(58,310)	149
	42,000	Pounds Sterling	03/03/16	(63,105)	(4,647)
	63,000	Pounds Sterling	03/03/16	(88,841)	(1,153)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	63,000	Pounds Sterling	03/03/16	$(90,746)	$(3,058)
	84,000	Pounds Sterling	03/03/16	(122,541)	(5,624)
	105,000	Pounds Sterling	03/03/16	(152,652)	(6,506)
	168,000	Pounds Sterling	03/03/16	(234,035)	(201)
	(168,000)	Pounds Sterling	06/03/16	234,111	188
	(21,000)	Pounds Sterling	06/03/16	29,342	101
	(4,200,000)	Russian Rouble	03/03/16	58,700	2,976
	(2,100,000)	Russian Rouble	03/03/16	24,840	(3,022)
	2,100,000	Russian Rouble	03/03/16	(27,940)	(78)
	4,200,000	Russian Rouble	03/03/16	(54,560)	1,165
	(7,140,000)	S. African Rand (Fin)	03/03/16	456,799	7,121
	(1,890,000)	S. African Rand (Fin)	03/03/16	122,548	3,516
	(1,785,000)	S. African Rand (Fin)	03/03/16	116,608	4,189
	(1,785,000)	S. African Rand (Fin)	03/03/16	116,891	4,472
	(1,785,000)	S. African Rand (Fin)	03/03/16	116,304	3,884
	(1,050,000)	S. African Rand (Fin)	03/03/16	64,663	(1,466)
	(1,050,000)	S. African Rand (Fin)	03/03/16	67,917	1,788
	(840,000)	S. African Rand (Fin)	03/03/16	54,841	1,938
	(840,000)	S. African Rand (Fin)	03/03/16	50,139	(2,765)
	(840,000)	S. African Rand (Fin)	03/03/16	50,147	(2,756)
	(630,000)	S. African Rand (Fin)	03/03/16	40,095	418
	(630,000)	S. African Rand (Fin)	03/03/16	43,163	3,486
	(630,000)	S. African Rand (Fin)	03/03/16	42,560	2,882
	(630,000)	S. African Rand (Fin)	03/03/16	41,272	1,595
	(630,000)	S. African Rand (Fin)	03/03/16	42,809	3,132
	630,000	S. African Rand (Fin)	03/03/16	(40,864)	(1,186)
	630,000	S. African Rand (Fin)	03/03/16	(37,993)	1,685
	630,000	S. African Rand (Fin)	03/03/16	(38,174)	1,504
	630,000	S. African Rand (Fin)	03/03/16	(39,505)	172
	840,000	S. African Rand (Fin)	03/03/16	(53,446)	(542)
	840,000	S. African Rand (Fin)	03/03/16	(51,657)	1,247
	840,000	S. African Rand (Fin)	03/03/16	(49,651)	3,253
	840,000	S. African Rand (Fin)	03/03/16	(50,098)	2,806
	840,000	S. African Rand (Fin)	03/03/16	(54,454)	(1,550)
	840,000	S. African Rand (Fin)	03/03/16	(57,851)	(4,948)
	1,050,000	S. African Rand (Fin)	03/03/16	(64,977)	1,152
	1,050,000	S. African Rand (Fin)	03/03/16	(64,238)	1,891
	1,050,000	S. African Rand (Fin)	03/03/16	(73,451)	(7,322)
	1,050,000	S. African Rand (Fin)	03/03/16	(65,927)	202
	1,050,000	S. African Rand (Fin)	03/03/16	(64,861)	1,268
	1,260,000	S. African Rand (Fin)	03/03/16	(77,973)	1,382
	1,260,000	S. African Rand (Fin)	03/03/16	(81,284)	(1,928)
	1,260,000	S. African Rand (Fin)	03/03/16	(76,038)	3,317
	1,680,000	S. African Rand (Fin)	03/03/16	(118,060)	(12,254)
	1,785,000	S. African Rand (Fin)	03/03/16	(113,932)	(1,513)
	2,100,000	S. African Rand (Fin)	03/03/16	(132,985)	(726)
	(840,000)	S. African Rand (Fin)	06/03/16	52,327	(535)
	7,140,000	S. African Rand (Fin)	06/03/16	(448,845)	(7,383)
	(210,000)	Singapore Dollar	03/03/16	146,158	(3,193)
	(126,000)	Singapore Dollar	03/03/16	89,699	88
	(126,000)	Singapore Dollar	03/03/16	88,260	(1,351)
	(84,000)	Singapore Dollar	03/03/16	59,663	(77)
	(63,000)	Singapore Dollar	03/03/16	44,955	150

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	(63,000)	Singapore Dollar	03/03/16	$44,114	$(691)
	84,000	Singapore Dollar	03/03/16	(59,978)	(237)
	84,000	Singapore Dollar	03/03/16	(59,259)	481
	84,000	Singapore Dollar	03/03/16	(60,107)	(366)
	84,000	Singapore Dollar	03/03/16	(59,871)	(131)
	168,000	Singapore Dollar	03/03/16	(118,493)	987
	168,000	Singapore Dollar	03/03/16	(119,539)	(58)
	126,000	Singapore Dollar	06/03/16	(89,489)	(106)
	(630,000,000)	South Korean Won	03/03/16	544,912	36,709
	(126,000,000)	South Korean Won	03/03/16	108,164	6,523
	(126,000,000)	South Korean Won	03/03/16	103,918	2,277
	(105,000,000)	South Korean Won	03/03/16	87,188	2,487
	(105,000,000)	South Korean Won	03/03/16	88,701	4,001
	(105,000,000)	South Korean Won	03/03/16	88,525	3,825
	(105,000,000)	South Korean Won	03/03/16	85,575	874
	(84,000,000)	South Korean Won	03/03/16	71,642	3,881
	(84,000,000)	South Korean Won	03/03/16	70,606	2,846
	(84,000,000)	South Korean Won	03/03/16	68,088	327
	(84,000,000)	South Korean Won	03/03/16	68,966	1,205
	(63,000,000)	South Korean Won	03/03/16	53,471	2,651
	(63,000,000)	South Korean Won	03/03/16	51,905	1,085
	(63,000,000)	South Korean Won	03/03/16	51,274	453
	(63,000,000)	South Korean Won	03/03/16	52,369	1,549
	(63,000,000)	South Korean Won	03/03/16	52,213	1,392
	(63,000,000)	South Korean Won	03/03/16	51,997	1,177
	(63,000,000)	South Korean Won	03/03/16	51,387	566
	(42,000,000)	South Korean Won	03/03/16	34,971	1,091
	42,000,000	South Korean Won	03/03/16	(34,682)	(802)
	63,000,000	South Korean Won	03/03/16	(53,741)	(2,920)
	63,000,000	South Korean Won	03/03/16	(53,232)	(2,412)
	63,000,000	South Korean Won	03/03/16	(54,189)	(3,369)
	63,000,000	South Korean Won	03/03/16	(52,959)	(2,139)
	63,000,000	South Korean Won	03/03/16	(52,977)	(2,156)
	84,000,000	South Korean Won	03/03/16	(71,587)	(3,826)
	84,000,000	South Korean Won	03/03/16	(69,866)	(2,106)
	84,000,000	South Korean Won	03/03/16	(69,785)	(2,024)
	105,000,000	South Korean Won	03/03/16	(88,451)	(3,750)
	105,000,000	South Korean Won	03/03/16	(91,447)	(6,747)
	105,000,000	South Korean Won	03/03/16	(89,751)	(5,051)
	126,000,000	South Korean Won	03/03/16	(108,921)	(7,280)
	126,000,000	South Korean Won	03/03/16	(105,263)	(3,622)
	945,000,000	South Korean Won	03/03/16	(763,020)	(715)
	(945,000,000)	South Korean Won	06/03/16	761,378	634
	(630,000)	Swedish Krona	03/03/16	74,105	514
	(630,000)	Swedish Krona	03/03/16	73,684	93
	(630,000)	Swedish Krona	03/03/16	74,038	447
	(420,000)	Swedish Krona	03/03/16	49,292	231
	(420,000)	Swedish Krona	03/03/16	49,505	444
	(420,000)	Swedish Krona	03/03/16	50,079	1,018
	(420,000)	Swedish Krona	03/03/16	49,106	45
	(420,000)	Swedish Krona	03/03/16	49,106	45
	210,000	Swedish Krona	03/03/16	(24,869)	(339)
	420,000	Swedish Krona	03/03/16	(49,435)	(374)

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Depreciation

Jefferies & Co., Inc. – (continued)	420,000	Swedish Krona	03/03/16	$(50,025)	$(964)
	420,000	Swedish Krona	03/03/16	(48,237)	824
	420,000	Swedish Krona	03/03/16	(48,580)	481
	630,000	Swedish Krona	03/03/16	(74,109)	(517)
	1,470,000	Swedish Krona	03/03/16	(172,388)	(675)
	(1,470,000)	Swedish Krona	06/03/16	173,012	667
	(189,000)	Swiss Franc	03/03/16	190,250	935
	(105,000)	Swiss Franc	03/03/16	106,383	1,208
	(84,000)	Swiss Franc	03/03/16	84,476	336
	(84,000)	Swiss Franc	03/03/16	84,131	(9)
	(63,000)	Swiss Franc	03/03/16	64,764	1,659
	(63,000)	Swiss Franc	03/03/16	63,523	418
	(63,000)	Swiss Franc	03/03/16	61,451	(1,654)
	(63,000)	Swiss Franc	03/03/16	61,620	(1,485)
	(63,000)	Swiss Franc	03/03/16	63,121	15
	(63,000)	Swiss Franc	03/03/16	63,943	838
	(63,000)	Swiss Franc	03/03/16	63,434	329
	(63,000)	Swiss Franc	03/03/16	62,115	(991)
	(63,000)	Swiss Franc	03/03/16	63,259	154
	(42,000)	Swiss Franc	03/03/16	42,029	(41)
	(42,000)	Swiss Franc	03/03/16	42,622	552
	(42,000)	Swiss Franc	03/03/16	41,512	(558)
	(42,000)	Swiss Franc	03/03/16	42,463	393
	42,000	Swiss Franc	03/03/16	(42,638)	(568)
	42,000	Swiss Franc	03/03/16	(42,544)	(474)
	42,000	Swiss Franc	03/03/16	(42,261)	(190)
	63,000	Swiss Franc	03/03/16	(63,158)	(53)
	63,000	Swiss Franc	03/03/16	(63,355)	(249)
	63,000	Swiss Franc	03/03/16	(64,365)	(1,259)
	63,000	Swiss Franc	03/03/16	(64,122)	(1,017)
	63,000	Swiss Franc	03/03/16	(62,947)	158
	63,000	Swiss Franc	03/03/16	(62,506)	600
	63,000	Swiss Franc	03/03/16	(62,807)	298
	63,000	Swiss Franc	03/03/16	(63,569)	(464)
	63,000	Swiss Franc	03/03/16	(62,826)	279
	84,000	Swiss Franc	03/03/16	(86,389)	(2,249)
	105,000	Swiss Franc	03/03/16	(103,774)	1,401
	105,000	Swiss Franc	03/03/16	(107,790)	(2,615)
	210,000	Swiss Franc	03/03/16	(212,792)	(2,441)
	189,000	Swiss Franc	06/03/16	(191,142)	(928)
	(6,510,000)	Thailand Baht	03/03/16	179,364	(3,332)
	(5,460,000)	Thailand Baht	03/03/16	153,027	(202)
	(2,730,000)	Thailand Baht	03/03/16	77,032	417
	(2,520,000)	Thailand Baht	03/03/16	69,278	(1,443)
	1,680,000	Thailand Baht	03/03/16	(46,823)	325
	2,730,000	Thailand Baht	03/03/16	(75,508)	1,106
	2,730,000	Thailand Baht	03/03/16	(76,214)	400
	4,830,000	Thailand Baht	03/03/16	(134,465)	1,083
	5,250,000	Thailand Baht	03/03/16	(146,240)	1,096
	5,460,000	Thailand Baht	06/03/16	(152,685)	190

					$35,019

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)
FA
At February 29, 2016, the Fund held the following futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

1	ASX SPI 200 Index Future	03/22/16	$90,161	$(2,243)
4	Australian 10-year Bond Future	03/21/16	377,137	1,189
19	EURO-BOBL Future	03/16/16	2,739,669	27,626
2	EURO-BUND Future	03/16/16	363,622	1,264
3	FTSE 100 Index Future	03/25/16	248,776	11,980
4	Long Gilt Future	07/04/16	692,001	3,124
2	NASDAQ 100 E-Mini Future	03/22/16	165,358	2,692
1	S&P 500 Emini Future	03/22/16	96,841	(366)
4	U.S. 10-year Treasury Note Future	07/06/16	521,857	206
6	U.S. 5-year Treasury Note Future	07/12/16	725,738	168

(1)	Gold 100 oz. Future	05/04/16	(122,647)	(793)
(3)	Silver Future	06/06/16	(224,441)	671
(2)	Yen Denom Nikkei 225 Future	03/16/16	(136,136)	(3,941)

$5,537,936	$41,577
AFA
The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of February 29, 2016.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS FEBRUARY 29, 2016 (Unaudited)

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Aerospace & Defense	$717,279	$-	$-	$717,279
Airlines	416,428	-	-	416,428
Apparel, Shoes, etc.	883,669	-	-	883,669
Auto	33,489	-	-	33,489
Chemicals	1,163,482	-	-	1,163,482
Commercial Services	33,536	-	-	33,536
Diversified Operations	739,252	-	-	739,252
Electronic Components	374,451	-	-	374,451
Financials	14,417	-	-	14,417
Food	1,316,182	-	-	1,316,182
Homebuilders	392,880	-	-	392,880
Industrial Distribution	387,004	-	-	387,004
Industrials	81,609	-	-	81,609
Internet	341,523	-	-	341,523
Machinery	740,876	-	-	740,876
Media	526,463	-	-	526,463
Retail - Restaurant	83,220	-	-	83,220
Retail - Wholesale/Building	84,028	-	-	84,028
Semiconductor	407,329	-	-	407,329
Software	15,515	-	-	15,515
Telecommunications	283,417	-	-	283,417
Telecommunications - Cable	86,037	-	-	86,037
Tobacco	394,060	-	-	394,060
Transportation - Freight	25,006	-	-	25,006
Transportation - Logistics	504,237	-	-	504,237
Transportation - Rails	50,234	-	-	50,234
Money Market Funds	-	6,976,140	-	6,976,140
Total Investments At Value	$10,095,623	$6,976,140	$-	$17,071,763
Other Financial Instruments**
Forward Currency Contracts	-	625,372	-	625,372
Futures	48,920	-	-	48,920
Total Other Financial Instruments**	$48,920	$625,372	$-	$674,292
Total Assets	$10,144,543	$7,601,512	$-	$17,746,055

Liabilities
Other Financial Instruments**
Forward Currency Contracts	-	(590,353)	-	(590,353)
Futures	(7,343)	-	-	(7,343)
Total Other Financial Instruments**	$(7,343)	$(590,353)	$-	$(597,696,)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at period end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended February 29, 2016.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:          /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:           March 28, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:           March 28, 2016

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           March 28, 2016